LEASES - Schedule of Lease Cost (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2022
Leases [Abstract]
Operating lease expense	$ 154	$ 309
Short-term lease expense	287	477
Finance lease expense:
Amortization of right-of-use assets	8,699	18,523
Interest on lease liabilities	2,248	4,339
Total finance lease expense	10,947	22,862
Total lease expense	$ 11,388	$ 23,648